As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 92.9%
Aerospace Product Manufacturing: 2.7%
2,030	Lockheed Martin Corp.	$189,561
Apparel Manufacturing: 2.5%
4,327	Cintas Corp.	179,354
Construction Materials: 3.1%
4,625	Vulcan Materials Co.	218,763
Department Stores: 2.5%
2,749	Target Corp.	174,479
Energy: 5.2%
4,885	Northeast Utilities System	186,754
3,710	ONEOK, Inc.	179,230
		365,984
Financial Services: 12.8%
3,010	American Express Co.	171,149
405	Mastercard, Inc.	182,849
4,250	Moodys Corp.	187,723
3,955	Northern Trust Corp.	183,571
3,800	Verisk Analytics, Inc. *	180,918
		906,210
Food & Beverage Prodcuts: 4.6%
2,797	Beam, Inc.	160,939
8,265	Flowers Foods, Inc.	166,788
		327,727
Grocery Product Wholesalers: 5.0%
3,315	Church & Dwight, Inc.	178,977
1,665	Colgate Palmolive Co.	178,521
		357,498
Grocery Stores: 2.4%
1,762	Whole Foods Market, Inc.	171,619
Insurance: 2.6%
4,850	Cincinnati Financial Corp.	183,767
Medical Equipment & Supplies Manufacturing: 5.7%
2,335	Amgen, Inc.	196,887
2,550	Haemonetics Corp. *	204,510
		401,397
Navigational Equipment: 2.3%
3,875	Garmin Ltd.	161,743
Pesticide, Fertilizer & Agricultural Chemical Manufacturing: 2.8%
2,185	Monsanto Co.	198,879
Petroleum Products: 2.5%
1,965	Exxon Mobil Corp.	179,699
Pharmaceutical & Medicine Manufacturing: 11.0%
2,675	Abbott Laboratories	183,398
5,470	Bristol Myers Squibb Co.	184,612
3,390	Gilead Sciences, Inc. *	224,859
1,885	Idexx Labs, Inc. *	187,275
		780,144
Radio & Television Broadcasting: 2.7%
5,280	CBS Corp.	191,822

Rail Transportation: 2.6%
2,409	Kansas City Southern	182,554
Retail: 2.6%
3,875	CVS Caremark Corp.	187,628
Software: 2.4%
5,835	Microsoft Corp.	173,766
Technology Services: 10.2%
4,970	AT&T, Inc.	187,369
3,085	Raytheon Co.	176,339
2,800	Telus Corp.	175,084
7,825	Total System Services, Inc.	185,452
		724,244
Tobacco Manufacturing: 2.3%
1,390	Lorillard, Inc.	161,865
Water, Sewage & Other Systems: 2.4%
4,590	American Water Works Co., Inc.	170,105
TOTAL COMMON STOCKS
(Cost $5,764,410)		6,588,808

REAL ESTATE INVESTMENT TRUSTS: 5.3%
4,290	American Campus Communities, Inc.	188,245
2,650	American Tower Corp.	189,184
		377,429
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $359,705)		377,429

EXCHANGE TRADED FUND: 1.5%
700	SPDR S&P 500 ETF	100,751
TOTAL EXCHANGE TRADED FUND
(Cost $91,945)		100,751

SHORT-TERM INVESTMENT: 3.2%
Money Market Fund: 3.2%
230,183	Fidelity Institutional Money Market Portfolio, 0.16% 1	230,183
TOTAL SHORT-TERM INVESTMENT
(Cost $230,183)		230,183
TOTAL INVESTMENTS IN SECURITIES: 102.9%
(Cost $6,446,243)		7,297,171
Liabilities in Excess of Other Assets: (2.9)%		(202,514)
TOTAL NET ASSETS: 100.0%		$7,094,657

* Non-income producing security.
1 Annualized seven day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments		$6,451,789
Gross unrealized appreciation		899,374
Gross unrealized depreciation		(53,992)
Net unrealized appreciation		$845,382

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$6,588,808	$-	$-	$6,588,808
Real Estate Investment Trusts	377,429	-	-	377,429
Exchange Traded Fund	100,751	-	-	100,751
Short-Term Investment	230,183	-	-	230,183
Total Investments	$7,297,171	$-	$-	$7,297,171

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/  Eric W. Falkeis
                   Eric W. Falkeis, President

Date                 11/18/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/  Eric W. Falkeis
                  Eric W. Falkeis, President

Date                 11/18/12

By (Signature and Title)*              /s/ Patrick J. Rudnick
                   Patrick J. Rudnick, Treasurer

Date                 11/12/12

•	Print the name and title of each signing officer under his or her signature.